Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash in bank	$ 241,650	$ 251,994
Other assets	650,907	588,699
Total Assets	19,504,068	15,757,904	$ 13,365,550
Liabilities and Shareholders’ Equity
Liabilities	17,005,233	13,905,756
Shareholders’ equity	2,498,835	1,852,148	$ 1,530,346	$ 1,529,210
Total Liabilities and Shareholders’ Equity	19,504,068	15,757,904
IBERIABANK Corporation
Assets
Cash in bank	154,298	36,064
Investments in subsidiaries	2,449,325	1,841,420
Other assets	54,454	119,493
Total Assets	2,658,077	1,996,977
Liabilities and Shareholders’ Equity
Liabilities	159,242	144,829
Shareholders’ equity	2,498,835	1,852,148
Total Liabilities and Shareholders’ Equity	$ 2,658,077	$ 1,996,977